Earnings per share (Tables)	3 Months Ended
Mar. 31, 2022
Earnings per share [abstract]
Schedule of Earnings per Share

	For the three months ended March 31,
	2022	2021
Basic earnings per share
Profit for the period attributable to equity owners of the parent (€m)	56.0	49.3
Weighted average Ordinary Shares and Founder Preferred Shares (basic) in millions	174.4	177.8
Basic earnings per share	€0.32	€0.28

Schedule of Diluted Earnings per Share

	For the three months ended March 31,
	2022	2021
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	56.0	49.3
Weighted average Ordinary Shares and Founder Preferred Shares (diluted) in millions	174.4	177.8
Diluted earnings per share	€0.32	€0.28